Accounting Standards Updates	12 Months Ended
Dec. 31, 2010
ACCOUNTING STANDARDS UPDATES [Abstract]
2. ACCOUNTING STANDARDS UPDATES

2.	ACCOUNTING STANDARDS UPDATES

Accounting Standards Updates Not Yet Effective
Accounting Standards Updates not effective until after December 31, 2010, are not expected to have a significant effect on the company’s consolidated financial position or results of operations.